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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22004

ING Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited)

Shares			Value
COMMON STOCK: 93.4%
		Australia: 17.5%
475,620		Allco Finance Group Ltd.	$2,841,579
149,565		Australia & New Zealand Banking Group Ltd.	3,736,320
1,500,316		Australian Wealth Management Ltd.	3,600,356
96,076		BHP Billiton Ltd.	3,662,413
280,336		Billabong International Ltd.	3,719,524
82,610		Commonwealth Bank of Australia	4,372,904
2,836,364		Emeco Holdings Ltd.	2,893,201
865,439		John Fairfax Holdings Ltd.	3,630,990
46,930		Macquarie Group Ltd.	3,328,134
833,867		Metcash Ltd.	3,229,317
92,250		National Australia Bank Ltd.	3,129,948
578,247		OneSteel Ltd.	3,403,712
2,634,454		Sigma Pharmaceuticals Ltd.	3,815,846
225,854		Suncorp-Metway Ltd.	3,742,712
96,542		Wesfarmers Ltd.	3,718,280
161,522		Westpac Banking Corp.	4,062,685
			56,887,921
		China: 10.6%
1,117,520		Angang New Steel Co., Ltd.	3,479,017
4,560,000		Anhui Expressway Co., Ltd.	3,579,447
3,630,000		China Construction Bank	3,505,750
2,582,000		China Petroleum & Chemical Corp.	3,932,764
3,450,000		Huaneng Power International, Inc.	3,692,020
5,029,000		Industrial & Commercial Bank of China	4,020,008
2,160,000		PetroChina Co., Ltd.	4,151,565
4,534,000		Shanghai Forte Land Co.	2,831,690
4,716,000		Sinopec Shanghai Petrochemical Co., Ltd.	2,946,112
1,742,500		Weiqiao Textile Co.	2,565,695
			34,704,068
		Hong Kong: 16.5%
1,499,500		BOC Hong Kong Holdings Ltd.	3,944,052
208,000		China Mobile Ltd.	3,803,385
549,000		Citic Pacific Ltd.	3,109,022
2,133,000		CNOOC Ltd.	3,933,822
6,126,000		Denway Motors Ltd.	4,025,120
188,800		Hang Seng Bank Ltd.	3,611,186
119,500		Hong Kong Exchanges and Clearing Ltd.	3,651,353
633,500		HongKong Electric Holdings	3,312,319
186,888	@	Industrial & Commerical Bank of China (Asia) Ltd.	32,404
1,682,000		Industrial and Commercial Bank of China Asia Ltd.	3,963,104
3,887,000		Kingboard Laminates Holdings Ltd.	2,866,245
1,758,000		NWS Holdings Ltd.	6,156,875
1,860,000		Pacific Basin Shipping Ltd.	3,844,514
209,000		Sun Hung Kai Properties Ltd.	4,347,245
5,172,000		TPV Technology Ltd.	3,278,437
			53,879,083
		India: 2.7%
556,276		Hindustan Petroleum Corp.	3,822,139
163,700		Oil & Natural Gas Corp., Ltd.	4,830,783
			8,652,922
		Japan: 1.2%
334,400		Nissan Motor Co., Ltd.	3,834,169
			3,834,169
		Malaysia: 4.9%
2,683,800		Berjaya Sports Toto BHD	3,985,613
638,600		Digi.com BHD	4,897,539
1,012,900		Malayan Banking BHD	3,431,891
1,211,200		Public Bank BHD	3,752,014
			16,067,057
		New Zealand: 1.0%
373,109		Fletcher Building Ltd.	3,363,974
			3,363,974
		Philippines: 3.8%
2,309,300		Bank of the Philippine Islands	3,406,168
142,200		Globe Telecom, Inc.	5,091,032

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Shares				Value
		Philippines (continued)
51,620		Philippine Long Distance Telephone Co.		$3,742,346
				12,239,546
		Singapore: 6.5%
2,541,000		ComfortDelgro Corp., Ltd.		3,358,609
249,000		DBS Group Holdings Ltd.		3,464,103
4,598,000		Singapore Post Ltd.		3,465,615
1,258,000		Singapore Press Holdings Ltd.		3,945,852
1,258,000		Singapore Telecommunications Ltd.		3,368,206
1,678,080		StarHub Ltd.		3,482,356
				21,084,741
		South Korea: 10.1%
226,680		Daegu Bank		3,581,283
112,000		Daishin Securities Co., Ltd.		3,739,986
42,000		Kookmin Bank		3,037,683
74,190		Korea Electric Power Corp.		3,124,693
206,370		Korea Exchange Bank		3,244,320
79,240		KT Corp.		4,199,317
52,000		KT&G Corp.		4,346,329
48,000		S-Oil Corp.		4,479,431
122,420		Woori Investment & Securities Co., Ltd.		3,216,013
				32,969,055
		Taiwan: 14.8%
1,947,000		Acer, Inc.		4,139,532
3,200,210		China Steel Corp.		4,255,898
3,165,730		Compal Electronics, Inc.		3,684,332
872,000		Delta Electronics, Inc.		3,009,488
3,126,000		Far EasTone Telecommunications Co., Ltd.		4,071,187
295,100		High Tech Computer Corp.		5,519,344
2,367,000		Lite-On Technology Corp.		4,133,449
1,346,000		Nan Ya Plastics Corp.		3,518,635
780,297		Novatek Microelectronics Corp., Ltd.		3,108,795
1,831,000		Taiwan Chi Cheng Enterprise Co., Ltd.		2,474,478
1,992,000		Taiwan Semiconductor Manufacturing Co., Ltd.		3,776,804
1,181,000		U-Ming Marine Transport Corp.		3,162,805
1,910,000		Wistron Corp.		3,316,929
				48,171,676
		Thailand: 2.0%
1,225,400		Advanced Info Service PCL		3,355,791
1,285,200		Thai Oil PCL		3,278,665
				6,634,456
		United Kingdom: 1.8%
885,656		Henderson Group PLC		2,643,726
182,800		HSBC Holdings PLC		3,137,294
				5,781,020
		Total Common Stock
		(Cost $280,887,970)		304,269,688
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Australia: 3.2%
2,609,707		Centro Retail Trust		3,272,237
2,439,603		Macquarie CountryWide Trust		4,238,100
2,045,168		Valad Property Group		2,900,546
				10,410,883
		Singapore: 1.1%
3,452,000	@	Ascendas India Trust		3,456,768
				3,456,768
		Total Real Estate Investment Trusts
		(Cost $14,345,587)		13,867,651
PREFERRED STOCK: 1.0%
		South Korea: 1.0%
7,816		Samsung Electronics Co., Ltd.		3,430,926
		Total Preferred Stock
		(Cost $3,757,330)		3,430,926
		Total Investments in Securities
		(Cost $298,990,887)*	98.7%	$321,568,265
		Other Assets and Liabilities - Net	1.3	4,313,837
		Net Assets	100.0%	$325,882,102

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Shares			Value
	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$35,258,141
		Gross Unrealized Depreciation	(12,680,763)
		Net Unrealized Appreciation	$22,577,378

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
4,200	Morgan Stanley	Australia S&P/ASX 200 Index	12/05/07	6,536.4299	AUD	$597,646	$(277,103)
4,400	Goldman Sachs	Hong Kong Hang Seng Index	12/05/07	28,721.5296	HKD	717,092	(309,098)
49,720,000	Deutsche Bank, AG	Korea KOSPI 200 Index	12/05/07	255.0100	KRW	495,435	(11,871)
36,200	Goldman Sachs	Taiwan TAIEX Index	12/05/07	9,114.5661	TWD	276,878	(4,341)
						$2,087,051	$(602,413)

PORTFOLIO OF INVESTMENTS
ING Asia Pacific High Dividend Equity Income Fund	as of November 30, 2007 (Unaudited) (continued)

Industry	Percentage of Net Assets
Agriculture	1.3%
Apparel	1.1
Auto Manufacturers	2.4
Banks	20.0
Building Materials	1.0
Chemicals	2.0
Commercial Services	1.1
Computers	7.4
Diversified	0.9
Diversified Financial Services	7.1
Electric	3.1
Electrical Components & Equipment	0.9
Electronics	0.9
Entertainment	1.2
Food	1.0
Holding Companies - Diversified	2.9
Iron/Steel	3.4
Machinery - Diversified	0.9
Media	2.3
Mining	1.1
Miscellaneous Manufacturing	1.9
Office Property	1.1
Oil & Gas	8.7
Pharmaceuticals	1.2
Real Estate	2.2
Semiconductors	3.1
Shopping Centers	2.3
Telecommunications	11.1
Textiles	0.8
Transportation	4.3
Other Assets and Liabilities - Net	1.3
Net Assets	100.0%

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008